Discontinued Products (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Products [Abstract]
Activity in the Reserve for Anticipated Future Losses
The activity in the reserve for anticipated future losses on discontinued products in 2015, 2014 and 2013 was as follows (pretax):

(Millions)	2015	2014	2013
Reserve, beginning of period	$1,014.7	$979.5	$978.5
Operating (loss) income	(8.6)	6.0	1.0
Net realized capital gains	61.1	29.2	86.0
Reserve reduction	—	—	(86.0)
Reserve, end of period	$1,067.2	$1,014.7	$979.5

Anticipated Runoff Of Discontinued Products Reserve Balance
The anticipated run-off of the discontinued products reserve balance at December 31, 2015 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2016	$58.4
2017	57.1
2018	55.6
2019	53.9
2020	52.2
Thereafter	790.0

Assets and Liabilities Supporting Discontinued Products
Assets and liabilities supporting discontinued products at 2015 and 2014 were as follows: (1)

(Millions)	2015	2014
Assets:
Debt and equity securities available for sale	$2,019.6	$2,376.2
Mortgage loans	396.0	386.8
Other investments	643.5	662.2
Total investments	3,059.1	3,425.2
Other assets	128.9	112.9
Collateral received under securities lending agreements	—	200.7
Current and deferred income taxes	20.5	—
Receivable from continuing products (2)	602.0	566.5
Total assets	$3,810.5	$4,305.3
Liabilities:
Future policy benefits	$2,493.5	$2,645.8
Reserve for anticipated future losses on discontinued products	1,067.2	1,014.7
Collateral payable under securities lending agreements	—	200.7
Current and deferred income taxes	—	27.9
Other liabilities (3)	249.8	416.2
Total liabilities	$3,810.5	$4,305.3

(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.

(2)
At the time of discontinuance, a receivable from Large Case Pensions’ continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.

(3)	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Expected Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities
At December 31, 2015, the expected run-off of the SPA and GIC liabilities, including future interest, was as follows: (1)

(Millions)
2016	$366.8
2017	351.0
2018	334.8
2019	318.8
2020	302.8
Thereafter	3,837.6

(1)	At both December 31, 2015 and 2014, our remaining GIC liability was not material.

Comparison Of Expected And Actual Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities
The liability expected as of December 31, 1993 and the actual liability balances at December 31, 2015, 2014 and 2013 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2013	$15.7	$2,448.9	$—	$2,804.8
2014	12.0	2,281.0	—	2,645.8
2015	9.5	2,112.0	—	2,493.5